CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 2,095,939	$ 1,780,243	$ 1,297,078
Cost of revenues	(1,340,178)	(1,110,848)	(802,090)
Gross profit	755,761	669,395	494,988
Selling, general and administrative expenses	(537,075)	(456,324)	(343,004)
Net impairment losses on financial assets	(18,808)	(6,364)	(7,551)
Other operating income and expenses, net	(916)	0	0
Profit from operations	198,962	206,707	144,433
Finance income	4,777	2,832	652
Finance expense	(23,753)	(16,552)	(12,708)
Other financial results, net	11,342	173	(3,923)
Financial results, net	(7,634)	(13,547)	(15,979)
Share of results of investment in associates	89	119	(233)
Other income and expenses, net	6,602	(395)	(3,369)
Profit before income tax	198,019	192,884	124,852
Income tax	(39,511)	(43,405)	(28,497)
Net income for the year	158,508	149,479	96,355
Items that may be reclassified subsequently to profit and loss:
- Exchange differences on translating foreign operations	(16,721)	(21,770)	(3,733)
- Net change in fair value on financial assets measured at FVOCI	119	(107)	1
- Gains and losses on cash flow hedges	9,327	(3,171)	11
Total comprehensive income for the year	151,233	124,431	92,634
Net income attributable to:
Owners of the Company	158,538	148,891	96,065
Non-controlling interest	(30)	588	290
Net income for the year	158,508	149,479	96,355
Total comprehensive income for the year attributable to:
Owners of the Company	148,732	123,044	92,344
Non-controlling interest	2,501	1,387	290
Total comprehensive income for the year	$ 151,233	$ 124,431	$ 92,634
Earnings per share
Basic (in usd per share)	$ 3.72	$ 3.55	$ 2.35
Diluted (in usd per share)	$ 3.64	$ 3.47	$ 2.28
Weighted average of outstanding shares (in thousands)
Basic (in shares)	42,601	41,929	40,940
Diluted (in shares)	43,594	42,855	42,076